SECURITISATIONS AND COVERED BONDS - Disclosure of Analysis of Securitisations and Covered Bonds (Details) £ in Millions, € in Billions	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Jun. 30, 2025 EUR (€)
Disclosure Of Securitisations And Covered Bonds [Line Items]
Notional amount	£ 341,548		£ 266,336
Assets recognised in entity's financial statements in relation to structured entities	47,815		37,123
Euro €35bn Global Covered Bond Programme
Disclosure Of Securitisations And Covered Bonds [Line Items]
Notional amount | €		€ 35		€ 35	€ 35
£10bn Global Covered Bond Programme
Disclosure Of Securitisations And Covered Bonds [Line Items]
Notional amount	10,000		10,000
Securitisation programmes
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	13,454		9,695
Holmes | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	8,826		7,090
Fosse | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	2,163		1,845
– Duncan | Securitisation programmes | Other mortgage-backed securitisation structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	1,701		0
Repton | Securitisation programmes | Other asset-backed securitisation structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	764		760
Euro €35bn Global Covered Bond Programme | Covered bond programme:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	28,335		27,428
£10bn Global Covered Bond Programme | Covered bond programme:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	£ 6,026		£ 0